LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	¥ 1,106,355	¥ 80,262
Yuanjing Mingchuang
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	532,035	0
Shengdu
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	480,000	0
Others
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity investments measured under measurement alternative and NAV practical expedient	¥ 94,320	¥ 80,262